Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
Axon Enterprise, Inc.
(a)
................ 413,584 $ 245,801,243
BWX Technologies, Inc. ............... 107,317 11,954,041
HEICO Corp.
(b)
..................... 254,380 60,476,301
HEICO Corp. , Class A ................. 468,262 87,134,193
Howmet Aerospace, Inc. ............... 142,531 15,588,616
Loar Holdings, Inc.
(a) (b)
................. 157,474 11,638,903
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
. 87,993 2,998,801
Standardaero, Inc.
(a) (b)
................. 127,308 3,152,146
438,744,244
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc. .. 133,184 14,752,792
Banks — 1.1%
NU Holdings Ltd. , Class A
(a) (b)
............ 18,330,593 189,904,944
Popular, Inc. ....................... 42,307 3,979,396
193,884,340
Beverages — 0.2%
(a)
Boston Beer Co., Inc. (The) , Class A ....... 10,785 3,235,284
Celsius Holdings, Inc.
(b)
................ 1,017,456 26,799,791
30,035,075
Biotechnology — 3.3%
(a)
Alnylam Pharmaceuticals, Inc. ........... 658,873 155,039,406
Apellis Pharmaceuticals, Inc.
(b)
........... 604,804 19,299,296
Exact Sciences Corp.
(b)
................ 416,199 23,386,222
Exelixis, Inc.
(b)
...................... 1,347,956 44,886,935
Incyte Corp. ....................... 54,145 3,739,795
Ionis Pharmaceuticals, Inc.
(b)
............ 836,477 29,243,236
Natera, Inc.
(b)
...................... 659,508 104,400,116
Neurocrine Biosciences, Inc. ............ 574,633 78,437,404
Sarepta Therapeutics, Inc. .............. 521,827 63,448,945
Ultragenyx Pharmaceutical, Inc. .......... 519,302 21,847,035
Viking Therapeutics, Inc.
(b)
.............. 612,085 24,630,300
568,358,690
Broadline Retail — 1.0%
(a)(b)
Coupang, Inc. , Class A ................ 6,674,611 146,707,950
Etsy, Inc. ......................... 418,895 22,155,356
168,863,306
Building Products — 1.6%
AAON, Inc.
(b)
....................... 388,107 45,672,432
Advanced Drainage Systems, Inc.
(b)
....... 152,993 17,685,991
Armstrong World Industries, Inc. .......... 84,450 11,935,318
AZEK Co., Inc. (The) , Class A
(a)
.......... 579,637 27,515,368
Builders FirstSource, Inc.
(a) (b)
............ 60,064 8,584,948
Carlisle Cos., Inc. ................... 35,810 13,208,160
Lennox International, Inc. .............. 184,719 112,549,287
Simpson Manufacturing Co., Inc.
(b)
........ 23,155 3,839,794
Trex Co., Inc.
(a) (b)
.................... 615,326 42,475,954
283,467,252
Capital Markets — 7.2%
Ameriprise Financial, Inc. .............. 510,709 271,916,793
Ares Management Corp. , Class A ......... 1,065,712 188,662,995
Blue Owl Capital, Inc. , Class A ........... 2,980,034 69,315,591
Coinbase Global, Inc. , Class A
(a)
.......... 980,319 243,413,208
FactSet Research Systems, Inc. .......... 77,651 37,294,222
Houlihan Lokey, Inc. , Class A ............ 27,310 4,742,655
Jefferies Financial Group, Inc. ........... 283,669 22,239,650
Lazard, Inc. ....................... 591,149 30,432,350
LPL Financial Holdings, Inc. ............. 428,889 140,036,547
Morningstar, Inc. .................... 153,854 51,811,873
MSCI, Inc. ........................ 253,515 152,111,535
Security
Shares
Shares Value
Capital Markets (continued)
TPG, Inc. , Class A ................... 120,271 $ 7,557,830
Tradeweb Markets, Inc. , Class A .......... 264,256 34,596,395
XP, Inc. , Class A .................... 237,423 2,813,463
1,256,945,107
Chemicals — 0.2%
Celanese Corp.
(b)
.................... 160,272 11,092,425
Chemours Co. (The) .................. 68,577 1,158,951
RPM International, Inc. ................ 165,327 20,345,141
32,596,517
Commercial Services & Supplies — 0.9%
Rollins, Inc. ........................ 1,611,767 74,705,400
Tetra Tech, Inc. ..................... 330,195 13,154,969
Veralto Corp. ....................... 640,462 65,231,055
153,091,424
Communications Equipment — 0.0%
Ubiquiti, Inc. ....................... 10,717 3,557,294
Construction & Engineering — 1.3%
Comfort Systems USA, Inc.
(b)
............ 202,578 85,905,227
EMCOR Group, Inc. .................. 103,537 46,995,444
Quanta Services, Inc.
(b)
................ 256,190 80,968,850
WillScot Holdings Corp.
(a) (b)
............. 312,772 10,462,223
224,331,744
Construction Materials — 0.6%
Eagle Materials, Inc.
(b)
................. 145,200 35,829,552
Martin Marietta Materials, Inc. ........... 19,847 10,250,976
Vulcan Materials Co. ................. 197,102 50,700,547
96,781,075
Consumer Finance — 0.2%
Ally Financial, Inc. ................... 215,791 7,770,634
Credit Acceptance Corp.
(a) (b)
............. 28,220 13,248,161
SoFi Technologies, Inc.
(a) (b)
............. 962,102 14,816,371
35,835,166
Consumer Staples Distribution & Retail — 0.9%
Casey's General Stores, Inc. ............ 36,771 14,569,773
Performance Food Group Co.
(a)
.......... 127,417 10,773,107
Sysco Corp. ....................... 1,758,260 134,436,560
159,779,440
Containers & Packaging — 0.2%
Avery Dennison Corp. ................. 174,037 32,567,544
Sealed Air Corp. .................... 42,699 1,444,507
34,012,051
Distributors — 0.4%
Pool Corp. ........................ 215,062 73,323,238
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(a)
..... 49,852 5,526,094
Duolingo, Inc. , Class A
(a) (b)
.............. 214,100 69,417,643
Grand Canyon Education, Inc.
(a)
.......... 54,726 8,964,119
H&R Block, Inc. ..................... 156,360 8,262,062
92,169,918
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc. ............ 61,155 1,774,718
Electric Utilities — 0.3%
NRG Energy, Inc. .................... 484,147 43,679,742
Electrical Equipment — 1.6%
Generac Holdings, Inc.
(a)
............... 166,690 25,845,285
Rockwell Automation, Inc. .............. 60,762 17,365,172

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............ 2,062,195 $ 234,285,974
277,496,431
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp. ........................ 389,942 67,865,506
Cognex Corp. ...................... 54,701 1,961,578
Ingram Micro Holding Corp.
(a) (b)
........... 25,350 491,536
Jabil, Inc.
(b)
........................ 52,225 7,515,177
Zebra Technologies Corp. , Class A
(a)
....... 63,290 24,443,864
102,277,661
Energy Equipment & Services — 0.2%
Weatherford International plc ............ 415,851 29,787,407
Entertainment — 2.0%
(a)
Liberty Media Corp.-Liberty Formula One , Class
A ............................ 48,501 4,076,024
Liberty Media Corp.-Liberty Formula One , Class
C
(b)
........................... 429,988 39,842,688
Live Nation Entertainment, Inc.
(b)
......... 910,036 117,849,662
Madison Square Garden Sports Corp. ...... 8,598 1,940,397
ROBLOX Corp. , Class A ............... 3,025,065 175,030,261
Roku, Inc. , Class A ................... 108,268 8,048,643
TKO Group Holdings, Inc. , Class A ........ 62,482 8,879,317
355,666,992
Financial Services — 2.6%
Block, Inc. , Class A
(a) (b)
................ 1,351,184 114,837,128
Corpay, Inc.
(a) (b)
..................... 388,669 131,533,363
Equitable Holdings, Inc. ............... 1,476,853 69,663,156
Shift4 Payments, Inc. , Class A
(a) (b)
......... 353,093 36,643,991
Toast, Inc. , Class A
(a) (b)
................ 2,609,266 95,107,746
UWM Holdings Corp. , Class A ........... 390,907 2,294,624
Western Union Co. (The) .............. 229,701 2,434,831
WEX, Inc.
(a)
........................ 22,726 3,984,322
456,499,161
Food Products — 0.3%
Freshpet, Inc.
(a)
..................... 85,481 12,660,591
Hershey Co. (The) ................... 116,610 19,747,903
Lamb Weston Holdings, Inc. ............ 267,959 17,907,700
Pilgrim's Pride Corp.
(a) (b)
............... 22,333 1,013,695
51,329,889
Ground Transportation — 2.1%
Avis Budget Group, Inc.
(a)
.............. 38,272 3,085,106
Lyft, Inc. , Class A
(a) (b)
.................. 1,457,975 18,807,877
Old Dominion Freight Line, Inc. .......... 1,114,252 196,554,053
Saia, Inc.
(a) (b)
....................... 89,283 40,688,942
U-Haul Holding Co. , NVS
(b)
............. 251,078 16,081,546
U-Haul Holding Co.
(a) (b)
................ 19,000 1,312,710
XPO, Inc.
(a)
........................ 660,283 86,596,115
363,126,349
Health Care Equipment & Supplies — 4.0%
Align Technology, Inc.
(a) (b)
............... 253,132 52,780,553
Dexcom, Inc.
(a)
..................... 2,247,590 174,795,074
GE HealthCare Technologies, Inc.
(b)
....... 245,924 19,226,338
IDEXX Laboratories, Inc.
(a) (b)
............ 468,198 193,571,781
Inspire Medical Systems, Inc.
(a) (b)
......... 168,745 31,281,948
Insulet Corp.
(a)
...................... 402,499 105,080,414
Masimo Corp.
(a)
..................... 129,328 21,377,919
Penumbra, Inc.
(a) (b)
................... 212,902 50,559,967
ResMed, Inc. ...................... 229,244 52,425,811
701,099,805
Security
Shares
Shares Value
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. .................. 834,196 $ 98,660,361
Cencora, Inc. ...................... 956,736 214,959,445
Chemed Corp. ...................... 8,733 4,626,743
DaVita, Inc.
(a) (b)
..................... 271,542 40,609,106
Molina Healthcare, Inc.
(a)
............... 206,039 59,967,651
418,823,306
Health Care Technology — 1.0%
(a)
Doximity, Inc. , Class A ................ 52,067 2,779,857
Veeva Systems, Inc. , Class A
(b)
.......... 850,031 178,719,018
181,498,875
Hotels, Restaurants & Leisure — 7.1%
Cava Group, Inc.
(a)
................... 435,569 49,132,183
Choice Hotels International, Inc.
(b)
......... 136,403 19,366,498
Churchill Downs, Inc.
(b)
................ 402,095 53,695,766
Darden Restaurants, Inc. .............. 356,391 66,534,636
Domino's Pizza, Inc. .................. 69,851 29,320,656
DraftKings, Inc. , Class A
(a) (b)
............. 2,609,068 97,057,330
Dutch Bros, Inc. , Class A
(a)
............. 248,681 13,025,911
Expedia Group, Inc.
(a) (b)
................ 715,202 133,263,589
Hilton Worldwide Holdings, Inc. .......... 707,899 174,964,317
Hyatt Hotels Corp. , Class A
(b)
............ 36,744 5,768,073
Las Vegas Sands Corp. ............... 2,006,767 103,067,553
Light & Wonder, Inc. , Class A
(a) (b)
......... 510,190 44,070,212
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 2,526,468 65,006,022
Planet Fitness, Inc. , Class A
(a)
........... 264,313 26,132,626
Royal Caribbean Cruises Ltd. ........... 474,296 109,415,344
Texas Roadhouse, Inc. ................ 384,630 69,398,791
Vail Resorts, Inc. .................... 181,264 33,977,937
Wendy's Co. (The) ................... 490,241 7,990,928
Wingstop, Inc. ...................... 169,406 48,145,185
Wyndham Hotels & Resorts, Inc. ......... 38,548 3,885,253
Wynn Resorts Ltd. ................... 43,747 3,769,241
Yum! Brands, Inc. ................... 624,100 83,729,256
1,240,717,307
Household Durables — 0.4%
SharkNinja, Inc.
(a)
.................... 75,339 7,335,005
Tempur Sealy International, Inc. .......... 966,657 54,799,786
TopBuild Corp.
(a) (b)
................... 14,615 4,550,234
66,685,025
Household Products — 0.7%
Clorox Co. (The) .................... 715,348 116,179,669
Independent Power and Renewable Electricity Producers — 1.5%
Vistra Corp. ....................... 1,954,429 269,457,126
Insurance — 1.6%
Allstate Corp. (The) .................. 236,571 45,608,523
Arthur J Gallagher & Co.
(b)
.............. 97,553 27,690,419
Brown & Brown, Inc.
(b)
................. 605,489 61,771,988
Everest Group Ltd. ................... 40,528 14,689,779
Kinsale Capital Group, Inc.
(b)
............ 126,899 59,024,532
Markel Group, Inc.
(a)
.................. 17,389 30,017,413
RLI Corp. ......................... 14,599 2,406,353
Ryan Specialty Holdings, Inc. , Class A
(b)
.... 590,330 37,875,573
279,084,580
Interactive Media & Services — 0.6%
(a)
Pinterest, Inc. , Class A ................ 3,465,542 100,500,718
TripAdvisor, Inc.
(b)
................... 30,713 453,631
Trump Media & Technology Group Corp.
(b)
... 268,471 9,154,861
110,109,210

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 4.3%
(a)
Cloudflare, Inc. , Class A
(b)
.............. 1,728,121 $ 186,084,069
EPAM Systems, Inc. .................. 20,034 4,684,350
Gartner, Inc. ....................... 434,150 210,332,650
Globant SA
(b)
....................... 182,221 39,071,827
GoDaddy, Inc. , Class A
(b)
............... 805,314 158,944,824
MongoDB, Inc. , Class A ............... 412,357 96,000,833
Okta, Inc. , Class A ................... 416,757 32,840,452
Twilio, Inc. , Class A .................. 174,485 18,858,339
VeriSign, Inc. ...................... 31,530 6,525,449
753,342,793
Leisure Products — 0.3%
Hasbro, Inc. ....................... 701,028 39,194,475
YETI Holdings, Inc.
(a) (b)
................ 147,488 5,679,763
44,874,238
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc. , Class A
(a)
........... 403,052 5,787,827
Bruker Corp. ....................... 398,951 23,386,508
Fortrea Holdings, Inc.
(a) (b)
............... 49,614 925,301
IQVIA Holdings, Inc.
(a) (b)
................ 117,122 23,015,644
Medpace Holdings, Inc.
(a) (b)
............. 146,800 48,771,364
Repligen Corp.
(a) (b)
................... 46,069 6,631,172
Waters Corp.
(a) (b)
.................... 207,383 76,934,945
West Pharmaceutical Services, Inc. ....... 254,144 83,247,409
268,700,170
Machinery — 0.1%
Lincoln Electric Holdings, Inc. ........... 88,747 16,637,400
Media — 1.9%
Liberty Broadband Corp. , Class A
(a)
........ 22,108 1,643,951
Liberty Broadband Corp. , Class C, NVS
(a)
... 156,687 11,713,920
Nexstar Media Group, Inc. .............. 70,888 11,198,177
Trade Desk, Inc. (The) , Class A
(a) (b)
........ 2,571,814 302,265,300
326,821,348
Metals & Mining — 0.0%
Cleveland-Cliffs, Inc.
(a) (b)
............... 906,407 8,520,226
Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp. ............... 747,211 11,275,414
Cheniere Energy, Inc. ................. 657,591 141,296,578
Civitas Resources, Inc. ................ 158,022 7,248,469
EQT Corp. ........................ 210,239 9,694,120
Hess Corp. ........................ 1,041,630 138,547,206
Matador Resources Co. ............... 52,068 2,929,346
New Fortress Energy, Inc. , Class A ........ 243,153 3,676,473
Permian Resources Corp. , Class A ........ 803,165 11,549,513
Targa Resources Corp. ................ 1,246,119 222,432,242
Texas Pacific Land Corp.
(b)
............. 108,171 119,632,799
Viper Energy, Inc. , Class A ............. 170,511 8,366,975
676,649,135
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 251,673 26,060,739
Passenger Airlines — 0.0%
American Airlines Group, Inc.
(a)
........... 271,142 4,726,005
Personal Care Products — 0.2%
elf Beauty, Inc.
(a) (b)
................... 309,664 38,878,315
Pharmaceuticals — 0.3%
Intra-Cellular Therapies, Inc.
(a)
........... 593,100 49,535,712
Professional Services — 4.0%
Booz Allen Hamilton Holding Corp. ........ 726,295 93,474,166
Broadridge Financial Solutions, Inc. ....... 616,054 139,283,649
Security
Shares
Shares Value
Professional Services (continued)
Dayforce, Inc.
(a) (b)
.................... 90,897 $ 6,602,758
Equifax, Inc. ....................... 142,568 36,333,455
KBR, Inc. ......................... 66,096 3,828,941
Paychex, Inc. ...................... 665,814 93,360,439
Paycom Software, Inc.
(b)
............... 185,394 38,000,208
Paycor HCM, Inc.
(a) (b)
................. 45,673 848,148
Paylocity Holding Corp.
(a) (b)
............. 249,857 49,838,976
TransUnion ........................ 63,712 5,906,740
Verisk Analytics, Inc. .................. 811,691 223,564,052
691,041,532
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.
(a)
.............. 84,569 21,407,797
Retail REITs — 0.5%
Simon Property Group, Inc. ............. 477,750 82,273,328
Semiconductors & Semiconductor Equipment — 2.7%
Astera Labs, Inc.
(a) (b)
.................. 31,080 4,116,546
Enphase Energy, Inc.
(a) (b)
............... 759,262 52,146,114
Entegris, Inc.
(b)
..................... 867,614 85,945,843
Lattice Semiconductor Corp.
(a) (b)
.......... 681,613 38,613,376
MKS Instruments, Inc. ................ 22,718 2,371,532
Monolithic Power Systems, Inc. .......... 270,593 160,109,878
Onto Innovation, Inc.
(a) (b)
............... 72,782 12,130,576
Teradyne, Inc. ...................... 819,913 103,243,445
Universal Display Corp. ............... 135,224 19,769,749
478,447,059
Software — 18.2%
Appfolio, Inc. , Class A
(a)
............... 130,481 32,192,272
AppLovin Corp. , Class A
(a)
.............. 1,510,755 489,227,792
Bentley Systems, Inc. , Class B
(b)
.......... 807,534 37,711,838
BILL Holdings, Inc.
(a) (b)
................. 145,917 12,360,629
Confluent, Inc. , Class A
(a)
.............. 1,426,580 39,887,177
Datadog, Inc. , Class A
(a)
............... 1,721,878 246,039,148
DocuSign, Inc.
(a)
.................... 1,170,680 105,290,959
DoubleVerify Holdings, Inc.
(a)
............ 467,695 8,984,421
Dropbox, Inc. , Class A
(a)
............... 423,302 12,715,992
Dynatrace, Inc.
(a)
.................... 1,699,294 92,356,629
Elastic NV
(a)
....................... 501,340 49,672,767
Fair Isaac Corp.
(a)
.................... 115,624 230,199,290
Five9, Inc.
(a) (b)
...................... 427,109 17,357,710
Gitlab, Inc. , Class A
(a) (b)
................ 702,675 39,595,736
Guidewire Software, Inc.
(a)
.............. 214,636 36,183,337
HashiCorp, Inc. , Class A
(a)
.............. 653,977 22,372,553
HubSpot, Inc.
(a)
..................... 281,494 196,136,574
Manhattan Associates, Inc.
(a) (b)
........... 353,116 95,426,068
MicroStrategy, Inc. , Class A
(a) (b)
........... 59,749 17,304,505
nCino, Inc.
(a) (b)
...................... 298,821 10,034,409
Nutanix, Inc. , Class A
(a)
................ 409,296 25,040,729
Palantir Technologies, Inc. , Class A
(a) (b)
..... 11,590,144 876,562,591
Pegasystems, Inc.
(b)
.................. 257,466 23,995,831
Procore Technologies, Inc.
(a) (b)
........... 616,105 46,164,748
PTC, Inc.
(a) (b)
....................... 414,480 76,210,438
RingCentral, Inc. , Class A
(a)
............. 474,956 16,628,210
SentinelOne, Inc. , Class A
(a)
............. 254,885 5,658,447
Smartsheet, Inc. , Class A
(a)
............. 780,549 43,734,161
Teradata Corp.
(a)
.................... 559,180 17,418,457
Tyler Technologies, Inc.
(a) (b)
............. 207,638 119,732,376
UiPath, Inc. , Class A
(a) (b)
............... 2,110,679 26,826,730
Unity Software, Inc.
(a) (b)
................ 772,451 17,356,974
Zscaler, Inc.
(a) (b)
..................... 536,535 96,796,279
3,183,175,777

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs — 0.7%
Iron Mountain, Inc. ................... 958,037 $ 100,699,269
Lamar Advertising Co. , Class A .......... 126,617 15,414,354
116,113,623
Specialty Retail — 4.0%
Burlington Stores, Inc.
(a)
............... 365,309 104,134,984
CarMax, Inc.
(a)
...................... 63,558 5,196,502
Carvana Co. , Class A
(a) (b)
............... 218,208 44,374,779
Dick's Sporting Goods, Inc. ............. 29,432 6,735,219
Five Below, Inc.
(a)
.................... 248,848 26,119,086
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 220,347 21,968,596
Murphy USA, Inc.
(b)
.................. 105,491 52,930,109
RH
(a) (b)
........................... 16,756 6,594,994
Ross Stores, Inc. .................... 433,168 65,525,323
Tractor Supply Co. ................... 3,107,908 164,905,598
Ulta Beauty, Inc.
(a) (b)
.................. 234,589 102,029,794
Valvoline, Inc.
(a) (b)
.................... 745,975 26,989,376
Williams-Sonoma, Inc. ................ 426,647 79,006,491
706,510,851
Technology Hardware, Storage & Peripherals — 1.6%
HP, Inc. .......................... 1,342,877 43,818,077
NetApp, Inc. ....................... 531,999 61,754,444
Pure Storage, Inc. , Class A
(a) (b)
........... 1,542,468 94,753,809
Super Micro Computer, Inc.
(a) (b)
........... 2,850,288 86,876,778
287,203,108
Textiles, Apparel & Luxury Goods — 1.1%
(a)
Crocs, Inc.
(b)
....................... 62,346 6,828,758
Deckers Outdoor Corp. ................ 874,170 177,535,185
Skechers USA, Inc. , Class A ............ 66,067 4,442,345
188,806,288
Trading Companies & Distributors — 3.2%
Core & Main, Inc. , Class A
(a) (b)
........... 726,307 36,976,289
Fastenal Co. ....................... 2,779,683 199,887,005
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Ferguson Enterprises, Inc. .............. 77,974 $ 13,533,947
SiteOne Landscape Supply, Inc.
(a) (b)
........ 95,057 12,525,661
United Rentals, Inc. .................. 91,280 64,301,283
WW Grainger, Inc. ................... 217,838 229,612,144
556,836,329
Total Long-Term Investments — 99 .9%
(Cost: $ 14,513,446,135 ) ............................ 17,452,383,699
Short-Term Securities
Money Market Funds — 4.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 710,790,230 711,145,624
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 26,681,094 26,681,094
Total Short-Term Securities — 4 .2%
(Cost: $ 737,357,873 ) .............................. 737,826,718
Total Investments — 104 .1%
(Cost: $ 15,250,804,008 ) ............................ 18,190,210,417
Liabilities in Excess of Other Assets — (4.1) % ............. (708,956,603)
Net Assets — 100.0% ...............................
$ 17,481,253,814
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 584,383,332 $ 126,794,540
(a)
$ — $ 4,410 $ (36,658) $ 711,145,624 710,790,230 $ 1,673,920
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,637,365 6,043,729
(a)
— — — 26,681,094 26,681,094 850,541 —
$ 4,410 $ (36,658) $ 737,826,718 $ 2,524,461 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 29 03/21/25 $ 12,311 $ (378,075)
Russell 2000 E-Mini Index .................................................... 120 03/21/25 13,499 (706,959)
$ (1,085,034)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,452,383,699 $ — $ — $ 17,452,383,699
Short-Term Securities
Money Market Funds ...................................... 737,826,718 — — 737,826,718
$ 18,190,210,417 $ — $ — $ 18,190,210,417
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,085,034) $ — $ — $ (1,085,034)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust